February 17, 2023

BNY MELLON FAMILY OF FUNDS

Supplement to Current Summary Prospectus and Prospectus

(Funds other than Money Market Funds)

Effective March 2, 2023 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the fund's summary prospectus and "Fund Summary – Purchase and Sale of Fund Shares" in the fund's prospectus:

If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below), you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 534442, Pittsburgh, Pennsylvania 15253-4442. If you invested directly through the fund, you may mail your request to sell shares to BNY Mellon Shareholder Services, P.O. Box 534434, Pittsburgh, Pennsylvania 15253-4434.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide – Buying and Selling Shares – How to Buy Shares – Mailing Address" in the fund's prospectus:

Mailing Address. If you are investing directly through the fund, mail to:

BNY Mellon Shareholder Services
P.O. Box 534434
Pittsburgh, Pennsylvania 15253-4434

If you are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a Retirement Plan, mail to:

BNY Mellon Institutional Department
P.O. Box 534442

Pittsburgh, Pennsylvania 15253-4442

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide – Buying and Selling Shares – How to Sell Shares – Mailing Address" in the fund's prospectus:

Mailing Address. If you invested directly through the fund, mail to:

BNY Mellon Shareholder Services
P.O. Box 534434
Pittsburgh, Pennsylvania 15253-4434

If you invested through a third party, such as a bank, broker-dealer or financial adviser, or in a Retirement Plan, mail to:

BNY Mellon Institutional Department
P.O. Box 534442

Pittsburgh, Pennsylvania 15253-4442

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